Operating Segments	12 Months Ended
Dec. 31, 2025
Operating Segments
Operating Segments
31. Operating Segments
Operating segments are business activities that generate revenues and incur expenses, whose operating results are regularly reviewed by the executive boards of the Company and by key strategic decision-makers responsible for allocating funds and assessing performance. The Company operates in reportable segments identified by Management, through the chief officers of each business area, taking into consideration the regulatory environments, the strategic business units and the different products and services. These segments are managed separately, since each business and each company require different technologies and strategies.
For the year ended December 31, 2025, all sales have been to customers within the Brazilian territory, in addition, all noncurrent assets are also located in the national territory. The Company and its subsidiaries did not identify any customer who individually accounts for more than 10% of their total net revenue for the years ended December 31, 2025, 2024 and 2023.
The Company evaluates the performance of each segment, based on information derived from the accounting records. The accounting policies of the operating segments are the same as those described in Note 4.
31.1. Company’s reportable segments
Power generation and transmission (GET) - its attribution is to produce electricity from hydraulic and wind projects (GER) and to provide services of transmission and transformation of electric power, being responsible for the construction, operation and maintenance of substations, as well for the energy transmission lines (TRA). For managers, the assets and liabilities of the generation and transmission segments are shown on an aggregate basis while their result is presented separately;
Power distribution (DIS) - its attribution is to provide public electricity distribution services, being responsible for the operation and maintenance of the distribution infrastructure, as well as providing related services;
Power sale (COM) - its attribution is to trade energy and related services;
Services (SER) – its attribution is providing services and participating in open innovation investments;
Holding – its attribution is participation in other companies.
The gas segment, with attribution of operating the public service of piped natural gas distribution, was discontinued after the completion of the Compagas divestment process in 2024.
31.2. Assets by reportable segment

ASSETS 12.31.2025	Electric Energy			SER	Holding	Intersegment operations / Others (a)	Total
	GET	DIS	COM
TOTAL ASSETS	32,096,778	24,647,570	1,559,759	131,497	2,793,682	(814,830)	60,414,456
CURRENT ASSETS	4,113,374	5,470,404	908,823	109,130	2,147,764	(1,867,841)	10,881,654
NONCURRENT ASSETS	27,983,404	19,177,166	650,936	22,367	645,918	1,053,011	49,532,802
Long term assets	11,116,344	7,176,946	639,830	19,825	469,160	(356,766)	19,065,339
Investments	2,697,409	441	—	—	151,152	—	2,849,002
Property, plant and equipment	8,136,392	—	1,025	774	7,361	—	8,145,552
Intangible assets	5,910,606	11,868,128	5,816	1,768	10,514	1,409,777	19,206,609
Right-of-use asset	122,653	131,651	4,265	—	7,731	—	266,300
(a) Includes inter-segment elimination amounts and consolidation adjustments.

ASSETS 12.31.2024	Electric Energy			SER	Holding	Intersegment operations / Others (a)	Total
	GET	DIS	COM
TOTAL ASSETS	29,552,246	23,567,303	1,447,083	149,155	4,571,127	(1,902,758)	57,384,156
CURRENT ASSETS	4,796,497	6,769,769	916,049	48,889	3,486,544	(2,975,940)	13,041,808
NONCURRENT ASSETS	24,755,749	16,797,534	531,034	100,266	1,084,583	1,073,182	44,342,348
Long term assets	7,418,447	6,847,655	520,427	15,084	894,484	(380,976)	15,315,121
Investments	3,411,005	442	—	—	166,490	—	3,577,937
Property, plant and equipment	8,428,157	—	702	80,590	7,248	—	8,516,697
Intangible assets	5,365,916	9,788,358	5,731	901	8,546	1,454,158	16,623,610
Right-of-use asset	132,224	161,079	4,174	3,691	7,815	—	308,983
(a) Includes inter-segment elimination amounts and consolidation adjustments.
31.3. Statement of income by reportable segment

STATEMENT OF INCOME	Electric Energy				SER	Holding	Inter- segment operations	Total
	GET		DIS	COM
12.31.2025	GER	TRA
CONTINUING OPERATIONS
NET OPERATING REVENUE	3,913,035	1,388,544	19,202,210	4,402,327	12,128	—	(2,801,388)	26,116,856
Net operating revenue - third-parties	1,906,130	936,026	19,170,722	4,091,850	12,128	—	—	26,116,856
Net operating revenue - between segments	2,006,905	452,518	31,488	310,477	—	—	(2,801,388)	—
OPERATING COSTS AND EXPENSES	(1,797,803)	(651,309)	(17,124,300)	(4,349,494)	(12,080)	(178,244)	2,801,388	(21,311,842)
Energy purchased for resale	(518,911)	—	(8,595,124)	(4,310,141)	—	—	2,313,398	(11,110,778)
Charges for use of the main transmission grid	(547,265)	—	(2,689,991)	—	—	—	481,722	(2,755,534)
Personnel and management	(171,993)	(131,096)	(538,360)	(20,839)	(408)	(98,092)	—	(960,788)
Pension and healthcare plans	(38,415)	(31,113)	(153,082)	(1,741)	(76)	(10,120)	—	(234,547)
Materials and supplies	(32,395)	(6,675)	(65,226)	(303)	(47)	(3,415)	—	(108,061)
Third party services	(221,785)	(64,577)	(865,301)	(4,064)	(5,215)	(32,959)	1,619	(1,192,282)
Depreciation and amortization	(741,111)	(19,428)	(712,266)	(1,889)	(3,032)	(4,160)	—	(1,481,886)
Provision (reversal) for litigations	(13,223)	(4,691)	(144,331)	(246)	—	(3,281)	—	(165,772)
Impairment of assets	2,276	—	—	—		—	—	2,276
Other estimated losses, provisions and reversals	(204)	(5,855)	(99,365)	(1,566)	(299)	(2)	—	(107,291)
Construction cost	—	(245,239)	(3,027,524)	—	—	—	—	(3,272,763)
Other operating costs and expenses, net	485,223	(142,635)	(233,730)	(8,705)	(3,003)	(26,215)	4,649	75,584
EQUITY IN EARNINGS OF INVESTEES	18,706	222,637	—	—	—	(1,346)	—	239,997
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	2,133,938	959,872	2,077,910	52,833	48	(179,590)	—	5,045,011
Financial income	355,234	135,581	643,829	37,670	5,687	165,662	(5)	1,343,658
Financial expenses	(866,443)	(583,794)	(1,429,691)	(551)	(11,535)	(250,001)	5	(3,142,010)
OPERATING PROFIT (LOSS)	1,622,729	511,659	1,292,048	89,952	(5,800)	(263,929)	—	3,246,659
Income tax and social contribution	(258,833)	(37,950)	(219,541)	(22,310)	(168)	(38,816)	—	(577,618)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	1,363,896	473,709	1,072,507	67,642	(5,968)	(302,745)	—	2,669,041
Result of discontinued operations	18,898	—	—	—	—	—		18,898
NET INCOME (LOSS)	1,382,794	473,709	1,072,507	67,642	(5,968)	(302,745)	—	2,687,939

STATEMENT OF INCOME 12.31.2024	Electric Energy				GAS	SER	Holding	Reclassifications (a)	Inter- segment operations	Total
	GET		DIS	COM
	GER	TRA
CONTINUING OPERATIONS
NET OPERATING REVENUES	3,477,696	1,144,481	17,030,454	3,568,463	562,129	6,333	—	(561,141)	(2,577,379)	22,651,036
Net operating revenue - third-parties	1,473,628	708,119	16,992,784	3,470,172	13,618	6,333	—	(13,618)	—	22,651,036
Net operating revenue - between segments	2,004,068	436,362	37,670	98,291	548,511	—	—	(547,523)	(2,577,379)	—
OPERATING COSTS AND EXPENSES	(2,348,476)	(294,559)	(15,048,163)	(3,553,557)	(503,516)	(7,129)	(192,548)	502,579	2,577,379	(18,867,990)
Energy purchased for resale	(195,695)	—	(7,308,796)	(3,524,688)	—	—	—	—	2,104,284	(8,924,895)
Charges for use of the main transmission grid	(625,586)	—	(2,729,154)	—	—	—	—	17,586	471,664	(2,865,490)
Personnel and management	(218,436)	(141,042)	(636,853)	(14,462)	(33,621)	(264)	(73,864)	36,745	—	(1,081,797)
Pension and healthcare plans	(46,764)	(32,041)	(168,977)	(1,737)	(4,083)	(45)	(10,152)	4,447	—	(259,352)
Materials and supplies	(15,620)	(5,711)	(63,493)	(114)	(416)	(16)	(1,946)	434	—	(86,882)
Raw materials and supplies for generation	(1,880)	—	—	—	—	—	—	172	772	(936)
Natural gas and supplies for gas business	—	—	—	—	(397,554)	—	—	397,554	—	—
Third party services	(249,558)	(55,001)	(719,122)	(4,603)	(10,650)	(3,951)	(48,483)	14,134	2,926	(1,074,308)
Depreciation and amortization	(821,258)	(17,069)	(592,226)	(1,746)	(27,146)	(2,788)	(3,245)	—	—	(1,465,478)
Provision (reversal) for litigations	(24,462)	(9,340)	(168,067)	178	(32)	—	(20,735)	207	—	(222,251)
Impairment of assets	(24,165)	—	—	—	—		—	—	—	(24,165)
Other estimated losses, provisions and reversals	(13,172)	(9,007)	(75,402)	(958)	(7,509)	(147)	—	7,509	—	(98,686)
Construction cost	—	(95,610)	(2,427,298)	—	(13,618)	—	—	13,618	—	(2,522,908)
Other operating costs and expenses, net	(111,880)	70,262	(158,775)	(5,427)	(8,887)	82	(34,123)	10,173	(2,267)	(240,842)
EQUITY IN EARNINGS OF INVESTEES	14,431	262,463	—	—	—	—	4,308	—	—	281,202
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	1,143,651	1,112,385	1,982,291	14,906	58,613	(796)	(188,240)	(58,562)	—	4,064,248
Financial income	294,113	90,377	516,031	40,813	29,114	3,285	248,195	(30,182)	(6,967)	1,184,779
Financial expenses	(778,328)	(301,485)	(1,041,951)	(325)	(39,721)	(4,906)	(223,032)	40,988	6,967	(2,341,793)
OPERATING PROFIT (LOSS)	659,436	901,277	1,456,371	55,394	48,006	(2,417)	(163,077)	(47,756)	—	2,907,234
Income tax and social contribution	(197,338)	(97,961)	(322,349)	(11,310)	(17,301)	(1,935)	18,192	26,531	4,036	(599,435)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	462,098	803,316	1,134,022	44,084	30,705	(4,352)	(144,885)	(21,225)	4,036	2,307,799
Result of discontinued operations	12,004	—	—	—	—	—	458,342	21,225	—	491,571
NET INCOME (LOSS)	474,102	803,316	1,134,022	44,084	30,705	(4,352)	313,457	—	4,036	2,799,370
(a) Reclassification of discontinued operation values, resulting from divestments completed in 2024 (Note 37.6)

STATEMENT OF INCOME 12.31.2023	Electric Energy				GAS	Holding and Services	Reclassifications	Inter- segment operations	Total
	GET		DIS	COM
	GER	TRA
CONTINUING OPERATIONS
NET OPERATING REVENUES	4,179,457	1,096,351	15,085,707	4,056,904	978,581	—	(977,148)	(2,940,384)	21,479,468
Net operating revenue - third-parties	1,764,212	687,829	15,048,581	3,978,846	17,014	—	(17,014)	—	21,479,468
Net operating revenue - between segments	2,415,245	408,522	37,126	78,058	961,567	—	(960,134)	(2,940,384)	—
OPERATING COSTS AND EXPENSES	(2,372,792)	(474,506)	(13,983,117)	(3,948,286)	(814,455)	(218,272)	778,481	2,940,384	(18,092,563)
Energy purchased for resale	(214,198)	(14,741)	(6,074,752)	(3,908,484)	—	—	3,282	2,492,703	(7,716,190)
Charges for use of the main transmission grid	(658,229)	—	(2,715,273)	—	—	—	33,873	442,919	(2,896,710)
Personnel and management	(368,744)	(247,393)	(1,174,906)	(21,133)	(43,201)	(72,537)	49,582	—	(1,878,332)
Pension and healthcare plans	(49,626)	(33,003)	(167,533)	(1,877)	(6,222)	(8,853)	6,955	—	(260,159)
Materials and supplies	(20,937)	(5,583)	(74,501)	(77)	(1,574)	(1,609)	1,614	—	(102,667)
Raw materials and supplies for generation	(19,113)	—	—	—	—	—	158	1,301	(17,654)
Natural gas and supplies for gas business	—	—	—	—	(678,885)	—	678,885	—	—
Third party services	(242,712)	(50,019)	(643,999)	(3,389)	(13,861)	(68,186)	22,517	3,337	(996,312)
Depreciation and amortization	(843,480)	(16,207)	(521,301)	(2,003)	(41,148)	(4,700)	46,799	—	(1,382,040)
Provision (reversal) for litigations	(8,204)	(12,777)	(101,960)	(233)	(263)	(44,815)	10,584	—	(157,668)
Impairment of assets	285,825	—	—	—	—	—	(108,132)	—	177,693
Other estimated losses, provisions and reversals	(7,109)	(2,334)	(99,123)	(3,694)	(285)	—	285	—	(112,260)
Construction cost	—	(85,181)	(2,234,539)	—	(17,010)	—	17,010	—	(2,319,720)
Provision for allocation of PIS and Cofins credits	—	—	—	—	—	—	—	—	—
Other operating costs and expenses, net	(226,265)	(7,268)	(175,230)	(7,396)	(12,006)	(17,572)	15,069	124	(430,544)
EQUITY IN EARNINGS OF INVESTEES	16,651	283,939	—	—	—	7,219	—	—	307,809
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	1,823,316	905,784	1,102,590	108,618	164,126	(211,053)	(198,667)	—	3,694,714
Financial income	333,990	66,922	479,944	38,577	36,559	182,829	(46,362)	(6,777)	1,085,682
Financial expenses	(791,547)	(344,524)	(955,046)	(717)	(48,316)	(203,206)	45,907	6,777	(2,290,672)
OPERATING PROFIT (LOSS)	1,365,759	628,182	627,488	146,478	152,369	(231,430)	(199,122)	—	2,489,724
Income tax and social contribution	(228,373)	1,779	(58,368)	(40,928)	(40,750)	4,962	7,621	—	(354,057)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	1,137,386	629,961	569,120	105,550	111,619	(226,468)	(191,501)	—	2,135,667
Result of discontinued operations	—	—	—	—	—	—	191,501	—	191,501
NET INCOME (LOSS)	1,137,386	629,961	569,120	105,550	111,619	(226,468)	—	—	2,327,168
31.4. Additions to noncurrent assets by reportable segment

12.31.2025	Electric Energy			SER	Holding	Total
	GET	DIS	COM
Contract assets	982,886	2,959,050	—	—	—	3,941,936
Property, plant and equipment	188,966	—	489	—	1,366	190,821
Intangible assets	36,382	—	1,608	1,118	2,952	42,060
Right-of-use asset	8,181	28,170	427	205	892	37,875

12.31.2024	Electric Energy			SER	Holding	Total
	GET	DIS	COM
Contract assets	833,630	2,196,348	—	—	—	3,029,978
Property, plant and equipment	105,087	—	18	39,075	17	144,197
Intangible assets	4,299,529	—	1,319	261	2,378	4,303,487
Right-of-use asset	47,266	127,968	564	150	1,988	177,936